Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2026	Mar. 31, 2026
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale		¥ 60,859	¥ 78,020
Available-for-sale debt securities		2,333,404	2,360,361
Derivative assets, gross amounts recognized		126,433	154,513
Netting	[1]	(66,344)	(80,880)
Net derivative assets		¥ 60,089	¥ 73,633
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Assets	Assets
Other assets		¥ 555	¥ 1,163
Derivative liabilities, gross amounts recognized		93,669	118,058
Netting	[1]	(44,894)	(51,256)
Net derivative liabilities		48,775	66,802
Policy liabilities and policy account balances		145,670	138,027
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[2]	60,859	78,020
Available-for-sale debt securities		2,333,404	2,360,361
Equity securities	[3],[4]	347,183	501,001
Derivative assets, gross amounts recognized		126,433	154,513
Netting	[5]	(66,344)	(80,880)
Net derivative assets		60,089	73,633
Other assets		555	1,163
Total financial assets		2,868,434	3,095,058
Derivative liabilities, gross amounts recognized		93,669	118,058
Netting	[5]	(44,894)	(51,256)
Net derivative liabilities		48,775	66,802
Policy liabilities and policy account balances		145,670	138,027
Accounts payable		1,574	15,683
Contingent consideration		1,574	15,683
Total financial liabilities		240,913	271,768
Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		28,958	26,358
Derivative liabilities, gross amounts recognized		1,861	2,289
Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		34,619	17,402
Derivative liabilities, gross amounts recognized		38,043	21,543
Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		35,961	69,663
Derivative liabilities, gross amounts recognized		47,582	94,191
Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		26,895	41,090
Derivative liabilities, gross amounts recognized		6,170	12
Credit derivatives held/written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		13	23
Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[6]	555	1,163
Variable annuity and variable life insurance contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and policy account balances	[7]	145,670	138,027
Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		927,586	967,937
Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	927,586	967,937
Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		272,083	239,545
Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		272,083	239,545
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		867,690	888,919
Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[9]	867,690	888,919
CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		105,685	105,432
Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		160,360	158,528
Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		160,360	158,528
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		17,957	7,278
Contingent consideration		0	0
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[2]	0	0
Available-for-sale debt securities		17,957	7,278
Equity securities	[3],[4]	146,962	149,949
Derivative assets, gross amounts recognized		986	676
Other assets		0	0
Total financial assets		165,905	157,903
Derivative liabilities, gross amounts recognized		213	148
Policy liabilities and policy account balances		0	0
Accounts payable		0	0
Contingent consideration		0	0
Total financial liabilities		213	148
Level 1 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		53	16
Derivative liabilities, gross amounts recognized		4	16
Level 1 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		933	660
Derivative liabilities, gross amounts recognized		209	132
Level 1 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Credit derivatives held/written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[6]	0	0
Level 1 | Variable annuity and variable life insurance contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and policy account balances	[7]	0	0
Level 1 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	13,248	2,150
Level 1 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 1 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[9]	4,709	5,128
Level 1 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 1 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		2,046,468	2,092,438
Contingent consideration		0	0
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[2]	39,304	42,336
Available-for-sale debt securities		2,046,468	2,092,438
Equity securities	[3],[4]	136,092	120,456
Derivative assets, gross amounts recognized		116,711	145,850
Other assets		0	0
Total financial assets		2,338,575	2,401,080
Derivative liabilities, gross amounts recognized		85,463	117,353
Policy liabilities and policy account balances		0	0
Accounts payable		0	0
Contingent consideration		0	0
Total financial liabilities		85,463	117,353
Level 2 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		28,958	26,358
Derivative liabilities, gross amounts recognized		1,861	2,289
Level 2 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		25,830	9,399
Derivative liabilities, gross amounts recognized		30,046	20,970
Level 2 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		35,028	69,003
Derivative liabilities, gross amounts recognized		47,373	94,059
Level 2 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		26,895	41,090
Derivative liabilities, gross amounts recognized		6,170	12
Level 2 | Credit derivatives held/written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		13	23
Level 2 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[6]	0	0
Level 2 | Variable annuity and variable life insurance contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and policy account balances	[7]	0	0
Level 2 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	914,338	965,787
Level 2 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		262,911	228,963
Level 2 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[9]	745,993	765,600
Level 2 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		105,685	105,432
Level 2 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		17,541	26,656
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		268,979	260,645
Contingent consideration		1,574	15,683
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[2]	21,555	35,684
Available-for-sale debt securities		268,979	260,645
Equity securities	[3],[4]	64,129	230,596
Derivative assets, gross amounts recognized		8,736	7,987
Other assets		555	1,163
Total financial assets		363,954	536,075
Derivative liabilities, gross amounts recognized		7,993	557
Policy liabilities and policy account balances		145,670	138,027
Accounts payable		1,574	15,683
Contingent consideration		1,574	15,683
Total financial liabilities		155,237	154,267
Level 3 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		8,736	7,987
Derivative liabilities, gross amounts recognized		7,993	557
Level 3 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Credit derivatives held/written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Reinsurance recoverables | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[6]	555	1,163
Level 3 | Variable annuity and variable life insurance contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and policy account balances	[7]	145,670	138,027
Level 3 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	0	0
Level 3 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		9,172	10,582
Level 3 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[9]	116,988	118,191
Level 3 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 3 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		¥ 142,819	¥ 131,872

[1]	Represents amounts offset between derivative assets and liabilities with the same counterparty, as well as cash collateral offset against net derivatives under enforceable master netting agreements or similar agreements.
[2]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income for the six months ended September 30, 2025 was a loss of ¥1,077 million from the change in the fair value of the loans. For the six months ended September 30, 2026, a loss of ¥3,152 million from the change in the fair value of the loans was included in “Finance revenues.” No gains or losses were recognized in earnings during the six months ended September 30, 2025 and 2026 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2026, were ¥ 79,364 million and ¥ 78,020 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥ 1,344 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2026, were ¥64,741 million and ¥60,859 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥3,882 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of March 31, 2026, were ¥9,858 million and ¥8,657 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥1,201 million. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of September 30, 2026, were ¥5,633 million and ¥3,975 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥1,658 million.
[3]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥1,206 million and ¥964 million from the change in the fair value of those investments for the six months ended September 30, 2025 and 2026, respectively. The amounts of aggregate fair value elected the fair value option were ¥24,845 million and ¥25,231 million as of March 31, 2026 and September 30, 2026, respectively.
[4]	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥168,854 million and ¥182,674 million as of March 31, 2026 and September 30, 2026, respectively.
[5]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[6]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥1,163 million and ¥555 million as of March 31, 2026 and September 30, 2026, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six months ended September 30, 2025 and 2026, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”
[7]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥138,027 million and ¥145,670 million as of March 31, 2026 and September 30, 2026, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six months ended September 30, 2025 and 2026, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”
[8]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income was a gain of ¥90 million and a loss of ¥212 million from the change in the fair value of those investments for the six months ended September 30, 2025 and 2026, respectively. The amounts of aggregate fair value elected the fair value option were ¥3,024 million and ¥17,551 million as of March 31, 2026 and September 30, 2026, respectively.
[9]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥365 million and ¥13 million from the change in the fair value of those investments for the six months ended September 30, 2025 and 2026, respectively. The amounts of aggregate fair value elected the fair value option were ¥11,927 million and ¥9,006 million as of March 31, 2026 and September 30, 2026, respectively.